Provisions, contingent liabilities, contingent assets and credit commitments - Undrawn credit commitments (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Undrawn credit commitments
Letters of credit and guarantees	$ 11,716	$ 11,323	$ 11,528
Letters of credit and guarantees, percentage change from prior period	3.00%
Letters of credit and guarantees, percentage change from same period of prior year	2.00%
Commitments to extend credit	$ 189,415	188,768	187,106
Commitments to Extend Credit, percentage change from same period of prior year	1.00%
Other	$ 55		69
Other, percentage change from same period of prior year	(20.00%)
Total undrawn credit commitments	$ 201,186	200,091	198,703
Total undrawn credit commitments, percentage change from prior period	1.00%
Total undrawn credit commitments, percentage change from same period of prior year	1.00%
Letters of credit and guarantees, commitments to customers which had not yet been accepted	$ 9,500	9,700	9,600
Undrawn credit commitments related to facilities held for sale	$ 0	$ 800	$ 400